Voya Index Solution 2035 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2035 Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,210
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	612
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	915
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	$ 1,093